OTHER NON-CURRENT ASSETS (Schedule of Other Non-Current Assets) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
OTHER NON-CURRENT ASSETS [Abstract]
Deferred costs		$ 526	¥ 3,409	¥ 3,134
Deposits - long-term	[1]	4,268	27,646	19,442
Others		4,797	31,070	30,316
Other non-current assets		$ 9,591	¥ 62,125	¥ 52,892

[1]	On June 21, 2011, the Group provided interest-free financing amounting to RMB23,608 to Changhai Hospital, a third party, for the purchase of a robotic radiosurgery system. As at December 31, 2015, the outstanding balance was RMB15,354 (US$2,370), of which RMB13,846 (US$2,137) will be collected from 2017 to 2027 in 11 installments and thus classified as non-current. The balance also included deposit refundable each year for the secured borrowings amounting to RMB13,000 (US$2,007) (note 19).